SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Schedule of Accumulated Other Comprehensive Income, Net
	December 31, 2025
	Foreign currency translation adjustments	Unrealized gains on cash flow hedges	Total

Beginning balance	$(7,188)	$1,068	$(6,120)

Other comprehensive income before reclassifications	679	4,741	5,420
Amounts reclassified from accumulated other comprehensive income	-	(3,068)	(3,068)

Net current-period other comprehensive income	679	1,673	2,352

Ending balance	$(6,509)	$2,741	$(3,768)